Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2017
Vessels, Net [Abstract]
Vessels, Net
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	June 30, 2017	December 31, 2016
Cost:
Beginning balance	242,462	201,684
- Additions	32,810	40,778
Ending balance	275,272	242,462

Accumulated depreciation:
Beginning balance	(10,353)	(1,844)
- Additions	(4,940)	(8,509)
Ending balance	(15,293)	(10,353)

Net book value	259,979	232,109